LEASES - Future minimum lease payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LEASES
2024	¥ 1,851,310	$ 260,752
2025	1,510,927	212,810
2026	997,107	140,440
2027	569,961	80,277
2028 and thereafter	386,414	54,425
Less: interest	(349,554)	(49,234)
Total	¥ 4,966,165	$ 699,470	¥ 1,905,147